Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.70%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	217,995	$ 187,077
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 6.015% (SOFR + 0.70%) 12/25/33 #, •	13,661	13,615
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	120,000	119,780
Total Agency Collateralized Mortgage Obligations (cost $352,949)		320,472

Agency Mortgage-Backed Securities — 3.85%
Fannie Mae S.F. 30 yr
4.50% 1/1/50	343,974	324,952
5.00% 7/1/47	250,154	244,786
5.00% 5/1/48	90,849	87,491

Freddie Mac S.F. 30 yr 5.00% 8/1/48	71,408	68,660
Total Agency Mortgage-Backed Securities (cost $826,608)		725,889

Collateralized Debt Obligations — 3.95%
Canyon Capital CLO Series 2019-2A AR 144A 6.75% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	250,000	247,106
Cedar Funding IX CLO Series 2018-9A A1 144A 6.568% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	250,000	249,163
Dryden 83 CLO Series 2020-83A A 144A 6.792% (TSFR03M + 1.48%, Floor 1.22%) 1/18/32 #, •	250,000	249,827
Total Collateralized Debt Obligations (cost $748,106)		746,096

Corporate Bonds — 50.28%
Banking — 11.64%
Bank of America
1.843% 2/4/25 μ	100,000	98,371
5.819% 9/15/29 μ	20,000	19,763
6.204% 11/10/28 μ	5,000	5,024

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	37,942
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	183,608
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
1.281% 11/3/25 μ	35,000	$ 33,069
2.014% 1/25/26 μ	30,000	28,339
5.61% 9/29/26 μ	20,000	19,801

Deutsche Bank 0.898% 5/28/24	150,000	144,793
Fifth Third Bancorp
2.375% 1/28/25	35,000	33,247
3.65% 1/25/24	35,000	34,667
Goldman Sachs Group
0.925% 10/21/24 μ	175,000	173,620
1.542% 9/10/27 μ	25,000	21,898

JPMorgan Chase & Co. 4.023% 12/5/24 μ	200,000	199,122
KeyCorp 3.878% 5/23/25 μ	45,000	43,389
Morgan Stanley
6.138% 10/16/26 μ	300,000	300,367
6.296% 10/18/28 μ	49,000	49,393

PNC Bank 3.875% 4/10/25	250,000	241,232
PNC Financial Services Group 5.671% 10/28/25 μ	35,000	34,741
Popular 7.25% 3/13/28	20,000	19,963
Toronto-Dominion Bank 4.108% 6/8/27	34,000	32,113
Truist Bank 2.636% 9/17/29 μ	215,000	199,678
US Bancorp
3.375% 2/5/24	55,000	54,482
4.653% 2/1/29 μ	13,000	12,171
5.727% 10/21/26 μ	16,000	15,871

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	159,032
		2,195,696
Basic Industry — 0.91%
Avient 144A 5.75% 5/15/25 #	139,000	136,608
Celanese US Holdings
6.05% 3/15/25	5,000	4,983
6.165% 7/15/27	30,000	29,597
		171,188
Brokerage — 0.08%
Jefferies Financial Group 5.875% 7/21/28	15,000	14,689
		14,689
Capital Goods — 3.81%
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	100,000	96,588
Parker-Hannifin
3.65% 6/15/24	95,000	93,546
4.25% 9/15/27	70,000	66,907

Teledyne Technologies 0.95% 4/1/24	280,000	272,620
NQ-FL8 [0923] 1123 (3217057)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

TransDigm 144A 6.25% 3/15/26 #	140,000	$ 137,684
WESCO Distribution 144A 7.125% 6/15/25 #	51,000	51,175
		718,520
Communications — 2.07%
AMC Networks 5.00% 4/1/24	30,000	29,619
T-Mobile USA 3.75% 4/15/27	105,000	98,149
Verizon Communications 0.75% 3/22/24	120,000	117,116
Warnermedia Holdings
3.638% 3/15/25	110,000	106,126
6.412% 3/15/26	40,000	40,010
		391,020
Consumer Cyclical — 0.99%
Aptiv 2.396% 2/18/25	70,000	66,632
Carnival 144A 7.625% 3/1/26 #	31,000	30,178
Prime Security Services Borrower 144A 5.25% 4/15/24 #	54,000	53,685
VICI Properties 4.95% 2/15/30	40,000	36,651
		187,146
Consumer Non-Cyclical — 4.18%
AbbVie
2.60% 11/21/24	90,000	86,797
3.75% 11/14/23	165,000	164,600

Amgen 5.15% 3/2/28	15,000	14,758
Astrazeneca Finance 4.875% 3/3/28	35,000	34,401
Cigna Group 5.685% 3/15/26	60,000	59,646
Eli Lilly & Co. 5.00% 2/27/26	25,000	24,912
Gilead Sciences 3.70% 4/1/24	80,000	79,141
HCA 5.20% 6/1/28	13,000	12,571
Medtronic Global Holdings 4.25% 3/30/28	40,000	38,303
Pfizer Investment Enterprises 4.45% 5/19/28	40,000	38,580
Royalty Pharma 1.20% 9/2/25	195,000	177,314
Tenet Healthcare 4.875% 1/1/26	50,000	47,951
Zoetis 5.40% 11/14/25	10,000	9,960
		788,934
Electric — 6.58%
Avangrid 3.20% 4/15/25	60,000	57,385
Duke Energy 4.875% 9/16/24 μ, ψ	50,000	48,789
Duke Energy Carolinas 3.95% 11/15/28	30,000	28,179
Metropolitan Edison 144A 5.20% 4/1/28 #	60,000	58,579
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	$ 128,295
4.45% 3/13/26	55,000	53,744
4.80% 3/15/28	40,000	39,034
NextEra Energy Capital Holdings
5.749% 9/1/25	10,000	9,975
6.051% 3/1/25	40,000	40,075

NRG Energy 144A 3.75% 6/15/24 #	95,000	93,056
Pacific Gas and Electric 3.75% 2/15/24	120,000	118,880
Southern 4.85% 6/15/28	85,000	82,208
Southern California Edison 1.10% 4/1/24	210,000	205,144
Vistra Operations
144A 3.55% 7/15/24 #	105,000	102,427
144A 5.125% 5/13/25 #	40,000	39,012

WEC Energy Group 0.80% 3/15/24	140,000	136,740
		1,241,522
Energy — 4.10%
ConocoPhillips 2.40% 3/7/25	8,000	7,653
Devon Energy 5.25% 9/15/24	39,000	38,715
Enbridge 0.55% 10/4/23	115,000	114,981
Energy Transfer 5.55% 2/15/28	130,000	127,822
Exxon Mobil 2.019% 8/16/24	130,000	126,283
MPLX 4.875% 12/1/24	135,000	133,132
Murphy Oil 5.75% 8/15/25	33,000	32,979
NuStar Logistics 5.75% 10/1/25	73,000	71,070
Occidental Petroleum 5.50% 12/1/25	58,000	57,301
ONEOK 5.65% 11/1/28	10,000	9,874
Southwestern Energy 5.70% 1/23/25	10,000	9,863
Targa Resources Partners 5.00% 1/15/28	45,000	42,844
		772,517
Finance Companies — 2.86%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	142,740
3.15% 2/15/24	150,000	148,310
Air Lease
0.80% 8/18/24	105,000	100,149
2.875% 1/15/26	15,000	13,973
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	71,967
144A 4.375% 1/30/24 #	60,000	59,481
144A 6.25% 4/15/28 #	2,000	1,958
		538,578

2    NQ-FL8 [0923] 1123 (3217057)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Government Agency — 2.00%
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	$ 187,589
NBN 144A 0.875% 10/8/24 #	200,000	190,035
		377,624
Insurance — 5.83%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	198,721
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	111,934
144A 6.053% (SOFR + 0.76%) 4/12/24 #, •	85,000	84,610

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	95,577
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	266,850
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	144,574
UnitedHealth Group 4.25% 1/15/29	100,000	95,238
USI 144A 6.875% 5/1/25 #	103,000	102,317
		1,099,821
Natural Gas — 0.38%
Sempra Energy 3.30% 4/1/25	75,000	72,124
		72,124
Technology — 2.74%
NXP
2.70% 5/1/25	5,000	4,750
4.875% 3/1/24	165,000	164,192

Oracle 5.80% 11/10/25	45,000	45,179
Roper Technologies 2.35% 9/15/24	145,000	140,000
S&P Global 2.45% 3/1/27	50,000	45,575
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	87,347
144A 5.625% 11/1/24 #	25,000	24,756

Workday 3.50% 4/1/27	5,000	4,667
		516,466
Transportation — 2.11%
American Airlines 144A 5.50% 4/20/26 #	10,377	10,144
Canadian Pacific Railway 1.35% 12/2/24	90,000	85,348
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	187,072
7.375% 1/15/26	24,000	24,316

ERAC USA Finance 144A 4.60% 5/1/28 #	85,000	81,620
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

United Airlines 144A 4.375% 4/15/26 #	10,000	$ 9,258
		397,758
Total Corporate Bonds (cost $9,917,873)		9,483,603

Non-Agency Asset-Backed Securities — 12.05%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	300,000	296,257
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	247,398
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	250,000	247,887
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	198,355
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	44,947	44,268
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	79,078
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 6.463% (SOFR + 1.15%) 6/15/28 #, •	250,000	250,753
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	200,000	198,252
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	14,538	14,398
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	233,278
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	188,631
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	100,000	95,017
Series 2022-2 B 1.83% 7/20/28	86,000	81,303

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	100,000	98,496
Total Non-Agency Asset-Backed Securities (cost $2,308,994)		2,273,371

US Treasury Obligations — 28.41%
US Treasury Notes
4.125% 6/15/26	3,395,000	3,332,405
4.375% 8/31/28	160,000	158,425
4.50% 9/30/28	430,000	430,302
NQ-FL8 [0923] 1123 (3217057)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.625% 6/30/25	195,000	$ 193,347
4.75% 7/15/26	1,255,000	1,243,529
Total US Treasury Obligations (cost $5,406,375)		5,358,008

Total Value of Securities—100.24% (cost $19,560,905)		18,907,439
Liabilities Net of Receivables and Other Assets—(0.24%)		(46,081)
Net Assets Applicable to 2,131,608 Shares Outstanding—100.00%		$18,861,358
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $4,707,481, which represents 24.96% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
17	US Treasury 2 yr Notes	$3,446,086	$3,456,619	12/29/23	$—	$(10,533)	$1,726
3	US Treasury 5 yr Notes	316,078	318,874	12/29/23	—	(2,796)	469
(1)	US Treasury 10 yr Notes	(108,062)	(110,060)	12/19/23	1,998	—	—
Total Futures Contracts			$3,665,433		$1,998	$(13,329)	$2,195
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the variation margin is reflected in the Series' net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

4    NQ-FL8 [0923] 1123 (3217057)